Research and Development Cost - Disclosure of Breakdown of Research and Development Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of research and development cost
Research and development expenditures incurred during the year	¥ 1,124,262	¥ 1,090,424	¥ 1,110,369
Total	1,091,675	1,084,721	1,096,019
Capitalised development expenditure [Member]
Disclosure of research and development cost
Amount capitalized	(200,512)	(158,246)	(164,127)
Intangible assets under development [Member]
Disclosure of research and development cost
Amortization of capitalized development costs	¥ 167,926	¥ 152,542	¥ 149,776